Income Taxes - Reconciliation of the differences between PRC statutory income tax rate and the Group's effective income tax rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of income taxes
Effective income tax rate	(9.60%)	(13.50%)	35.90%
Tax deductible expenses of the research and development expenses (in percent)	200.00%	200.00%	175.00%
PRC
Schedule of income taxes
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	2.80%	16.30%	24.20%
Change in valuation allowance	(25.20%)	(46.40%)	(38.70%)
Effect of preferential tax treatment	(6.90%)	(7.40%)	(6.70%)
Uncertain tax positions	6.40%	1.80%	4.10%
Effect of withholding tax on gain on disposal of available-for-sale debt investments	0.00%	0.00%	32.80%
Tax rate difference from statutory rate in other jurisdictions	(11.70%)	(2.80%)	(4.80%)
Effective income tax rate	(9.60%)	(13.50%)	35.90%